Omnibus Incentive Compensation Plan (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Omnibus Incentive Compensation Plan (Table)
Equity compensation plan - Unvested Units	Units	Amount
Unvested on January 1, 2023	495,867	$7,528
Granted	–	–
Unvested on June 30, 2023	495,867	$7,528